EQUITY-ACCOUNTED INVESTMENTS - Summary of Changes in Equity Accounted Investments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 10, 2023	Mar. 17, 2023 MW
Equity Accounted Investments [Roll Forward]
Balance, beginning of year	$ 1,392	$ 1,107	$ 971
Acquisitions through business combinations	44	0	0
Investment	700	373	57
Return of capital	0	(3)	(8)
Share of net income	186	96	22
Share of other comprehensive income (loss)	162	(65)	148
Dividends received	(58)	(89)	(78)
Change in basis of accounting	105	0	0
Foreign exchange translation and other	15	(27)	(5)
Balance, end of year	$ 2,546	$ 1,392	$ 1,107
378 MW U.S. Hydroelectric Portfolio
Equity Accounted Investments [Roll Forward]
Hydro power capacity | MW					378
X-Elio
Equity Accounted Investments [Roll Forward]
Percentage of voting equity interests acquired				4.20%
Brookfield Renewable and Institutional Partners | X-Elio
Equity Accounted Investments [Roll Forward]
Percentage of voting equity interests acquired				50.00%